Note 25 - Provisions (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Provision for decommissioning, restoration and rehabilitation costs for Blanket mine [member]
Statement Line Items [Line Items]
Major assumptions made concerning future events, other provisions, discount rate	2.95%	0.64%
Major assumptions made concerning future events, other Provisions, inflation rate	2.13%	0.00%
Other provisions, undiscounted cash flows	$ 3,604	$ 3,354
Provision for decommissioning, restoration and rehabilitation costs for Eersteling mine [member]
Statement Line Items [Line Items]
Other provisions, undiscounted cash flows	$ 602	$ 669